Commitments and contingencies - Summary of Certain Payments Over the Next Five Years (Parenthetical) (Detail) - CAD ($) $ in Millions	Jan. 01, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of commitments and contingencies [line items]
Long-term debt		$ 461.0	$ 419.0
2020 [Member] | Office Lease Amendment Agreement [Member]
Disclosure of commitments and contingencies [line items]
Lease rent annual payment	$ 10.0
Lease rent monthly payment	0.8
2021 [Member] | Office Lease Amendment Agreement [Member]
Disclosure of commitments and contingencies [line items]
Lease rent annual payment	10.0
Lease rent monthly payment	0.8
2022 [Member] | Office Lease Amendment Agreement [Member]
Disclosure of commitments and contingencies [line items]
Lease rent annual payment	10.0
Lease rent monthly payment	0.8
2023 [Member] | Office Lease Amendment Agreement [Member]
Disclosure of commitments and contingencies [line items]
Lease rent annual payment	10.0
Lease rent monthly payment	0.8
2024 [Member] | Office Lease Amendment Agreement [Member]
Disclosure of commitments and contingencies [line items]
Lease rent annual payment	10.0
Lease rent monthly payment	0.8
2025 [Member] | Office Lease Amendment Agreement [Member]
Disclosure of commitments and contingencies [line items]
Lease rent annual payment	10.0
Lease rent monthly payment	$ 0.8
Bankers acceptances and prime rate loans [member]
Disclosure of commitments and contingencies [line items]
Long-term debt		399.0	$ 337.0
Bankers acceptances and prime rate loans [member] | 2020 [member]
Disclosure of commitments and contingencies [line items]
Long-term debt		399.0
Senior notes [member]
Disclosure of commitments and contingencies [line items]
Long-term debt		$ 62.0